Background and Organization - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Background And Organization [Line Items]
Net loss from operations	$ (44,995)	$ (33,800)	$ (27,222)
Net cash used from operations	(39,849)	$ (27,469)	$ (25,371)
Scenario, Plan
Background And Organization [Line Items]
Additional working capital	$ 15,000